Revenue - Net Interest Income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Revenue [Abstract]
Mortgage interest income	$ 5,400	$ 3,577	$ 12,832	$ 12,305
Interest Income from Investments	4,467	466	15,068	5,701
Warehouse interest expense	(3,815)	(2,758)	(8,582)	(9,544)
Other interest expense	(1,631)	(11,940)	(5,963)	(18,237)
Net interest income/(loss)	$ 4,421	$ (10,655)	$ 13,355	$ (9,775)